Financial income and expense	12 Months Ended
Mar. 31, 2022
Disclosure of Financial income and expense [Abstract]
Disclosure of finance income (cost) [text block]
28.	Financial income and expense

	Year ended
	March 31, 202 2	March 31, 2021	March 31, 2020
Interest income on bank deposits	45,060	56,134	32,094
Others	28,517	116,185	161,783
Finance income	73,577	172,319	193,877
Interest expense on lease obligations	185,092	-	171,824
Bank charges (including letter of credit,bill discounting and buyer’s credit charges)	107,834	62,160	118,290
Interest expense on borrowings	805,170	900,496	764,019
Finance expense	(1,098,096)	(962,656)	(1,054,133)
Net finance income / (expense) recognized in profit or loss	(1,024,519)	(790,337)	(860,256)